Share-Based Payments - Data Related to All Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member] shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) Employee shares	Dec. 31, 2017 USD ($) Employee shares	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested | $	[1]	$ 146	$ 584	$ 293
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax | $		$ 256	$ 254	$ 262
Weighted-average period over which RSU cost is expected to be recognized (years)		1 year 8 months 12 days	1 year 8 months 12 days	1 year 8 months 12 days
Number of shares modified to accelerate vesting | shares		150	6,400
Number of employees affected by accelerated vesting | Employee		140	9,900
Number of shares scheduled for near-term vesting | shares			6,600

[1]	2018 includes modification of approximately 150 thousand RSUs to approximately 140 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit vesting upon termination. The impact to the compensation expense was immaterial. 2017 includes the modification for a commitment to pay approximately 6.4 million RSUs to approximately 9,900 employees, including senior and key management employees, for 6.6 million RSUs. These shares were paid in the first quarter of 2018.